06/26/2007 11:28 FAX 2123065325 LISTING QUALIE 1-00330 [redacted] 002/002

CertAMX

[redacted]

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

June 26, 2007

RECD S.E.C.
JUN 2 6 2007
1086

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on June 25, 2007 the American Stock Exchange LLC (the "Exchange") received from Claymore Exchange-Traded Fund Trust 2 (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

Shares of beneficial interest, no par value

For each of the Trust's three investment portfolios:

Claymore/Clear Global Exchanges, Brokers & Asset Managers Index ETF

Claymore/Clear Global Vaccine Chain Index ETF

Claymore/SWM Canadian Energy Income Index ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

PROCESSED
JUN 2 8 2007
THOMSON
FINANCIAL

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

[redacted]

07053592

END

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